Agreements with Horizon - Summary of the Transaction Price Allocated to Each Performance Obligation (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction Price	$ 55,000
AD phase 2 research services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction Price	25,417
AA phase 2 research services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction Price	18,265
Material right for the purchase of ADX-914
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction Price	$ 11,318